Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of loss per share

	Six months ended June 30, 2024 unaudited £’000		Six months ended June 30, 2023 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,308)		(3,568)
Denominator
Weighted average number of ordinary shares used in basic EPS	3,280,798,115		99,191,082

Basic and diluted loss per share:	(0.1	)p	(3.6	)p

	2023 £’000		2022 £’000	2021 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(7,079)		(7,656)	(5,460)
Denominator
Weighted average number of ordinary shares used in basic EPS:	315,849,600		4,941,793	4,027,345
Basic and diluted loss per share:
Continuing operations – pence	(2	)p	(155) p	(136) p